OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]

13. OTHER FINANCIAL ASSETS

	As at December 31,
	2020	2019
Current:
Marketable securities	1,791	730
Copper put options (Note 7)	1,514	—
Fuel call options (Note 7)	278	—
	3,583	730
Long-term:
Investment in subscription receipts	1,200	2,400
Reclamation deposits	2,825	3,083
Restricted cash	1,273	1,300
	5,298	6,783

The Company holds strategic investments in publicly-traded and privately owned mineral exploration and development companies, including marketable securities and subscription receipts.  Marketable securities and the investment in subscription receipts are accounted for at fair value through other comprehensive income (FVOCI).

During the year ended December 31, 2020, the Company received net proceeds of $7,270 from the sale of marketable securitites of a publicly traded company and the resulting gain is recognized in other comprehensive income.

The subscription receipts relate to an investment in a privately held company with two directors in common with Taseko and are to be convertible into units comprised of shares, or shares and warrants. The fair value of the investment in subscription receipts is based on public market information of comparable companies.

In November 2019, the Company restructured its reclamation funding within the Gibraltar joint venture which resulted in $6,200 of net cash becoming unrestricted and $30,000 in funds being distributed out of reclamation deposits to the Company.  Gibraltar issued to the Province of British Columbia a letter of credit in the amount of $50,000 as security for current reclamation obligations for the Gibraltar mine. The $50,000 letter of credit issued by a Canadian chartered bank is collateralized by a surety bond in the amount of $37,500 for the Company's share and $12,500 for Cariboo's share of the letter of credit.

For the Florence Copper project, the Company has provided surety bonds totaling $12,489 to the federal and state regulators. The Company has provided cash collateral of $2,103 to the surety bond provider which is classified as reclamation deposits.